Condensed Consolidated Statements of Cash Flows - USD ($)		9 Months Ended		12 Months Ended		60 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		$ (9,382,343)	$ (4,063,639)	$ (6,173,646)	$ (4,791,342)	$ (11,174,812)
Adjustments to reconcile net loss to cash used in operating activities
Depreciation and amortization		1,356,306	494,793	843,299	78,571	921,870
Impairment charge on intangible assets		1,264,700
Loss on disposition of property and equipment		486
Deferred tax benefit		(36,510)
Impairment of goodwill					2,600,315	2,600,315
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables		406,450	(331,514)	(317,016)	(167,032)	(760,235)
Inventories		4,333	(44,034)	(22,375)		(21,246)
Accruals and other payables		506,648	359,795	305,074	173,159	554,885
Increase in deferred tax assets				(52,609)		(52,609)
Net cash used in operating activities		(5,879,930)	(3,584,599)	(5,417,273)	(2,106,329)	(7,931,832)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment		(326,306)	(1,331,774)	(2,931,838)	(229,723)	(2,975,767)
Purchase of intangible assets		(193,540)		(354,755)		(354,755)
Net cash inflow on acquisition of subsidiaries (Note 4)					897,453	897,453
Net cash used in investing activities		(519,846)	(1,331,774)	(3,286,593)	667,730	(2,433,069)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans payable - related parties		3,306,133	3,431,571	3,730,113	3,155,839	7,116,045
Repayments of payable - related parties		(1,864,333)
Proceeds from private placement - stock issuance		2,657,533	2,475,950
Subscription received				5,505,915		5,505,915
Capital stock issued for cash						49,365
Net cash provided by financing activities		4,099,333	5,907,521	9,236,028	3,155,839	12,671,325
Effect of exchange rates on cash and cash equivalents		(1,683)	(39,167)	96,355	52,928	92,289
Net decrease in cash and cash equivalents		(2,302,126)	951,981	628,517	1,770,168	2,398,713
Cash and cash equivalents, beginning of period		2,398,713	1,770,196	1,770,196	28
Cash and cash equivalents, end of period		96,587	2,722,177	2,398,713	1,770,196	2,398,713
Supplemental cash flow disclosures:
Cash paid for interest expense
Cash paid for income taxes
Non-cash investing and financing activities[Abstract]
Acquisition by issuing convertible note			6,782,000
Issuance of shares for subscription payment received in 2015		5,505,915
Reclassification of Construction in progress to intangible assets		829,862
Cancellation of shares	[1]	$ 47,423
Issuance of shares in conversion of convertible promissory notes (Note 8)				16,366,944		16,366,944
IP rights acquired by issuing common stock (Note 4)				$ 6,782,000		$ 6,782,000

[1]	* Retroactively restated for effect of 1 for 2 reverse stock split on June 20, 2016